INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income before Income Taxes

The components of income (loss) before income taxes, equity in net income (loss) of equity method investee and non-controlling interest are as follows:

	Year ended December 31,
	2013	2014	2015

Domestic	$(522)	$(40,612)	$(24,350)
Foreign	1,311	7,887	(3,925)
	$789	$(32,725)	$(28,275)

Schedule of Income Tax Expense

The current and deferred components of the income tax (expense) credit appearing in the consolidated statements of operations are as follows:

	Year ended December 31,
	2013	2014	2015

Current tax	$(124)	$(1,780)	$(48)
Deferred tax	(279)	3,576	204
	$(403)	$1,796	$156

Schedule of Deferred Tax Assets and Liabilities

The Group's deferred tax assets and liabilities as at December 31, 2014 and 2015 are attributable to the following:

	At December 31,
	2014	2015
Expenditures deductible for tax purpose in future years
- Accrued legal and professional fees	$14	$1
- Accrued bonus	56	70
- Other	1,098	1,060
Tax losses	9,516	15,807
Depreciation and amortization	64	-
Total deferred tax assets	$10,748	$16,938
Valuation allowance	(9,516)	(15,807)
Deferred tax assets	1,232	1,131

Interest income taxable for tax purpose in future years	(160)	(155)
Deferred tax liability arising from withholding tax on undistributed profits	(919)	(715)
Total deferred tax liabilities	(1,079)	(870)
Deferred tax (liabilities) assets, net	$153	$261

Schedule of Deferred Tax Balances

The following is the analysis of deferred tax balances for reporting purposes:

	At December 31,
	2014	2015
Deferred tax assets
Current	$1,179	$938
Non-current	53	193
	$1,232	$1,131
Deferred tax liabilities
Current	$(160)	$(155)
Non-current	(919)	(715)
	(1,079)	(870)
Deferred tax (liabilities) assets, net	$153	$261

Schedule of Valuation Allowance on Deferred Assets	Movement of valuation allowance:
	2013	2014	2015

At the beginning of the year	$3,535	$5,217	$9,516
Change for the year	1,682	4,299	6,291
At the end of the year	$5,217	$9,516	$15,807

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation between the provision for income tax computed by applicable PRC enterprise income tax rate to income (loss) before income taxes, equity in net (loss) income of equity method investees and non-controlling interest, and actual provision for income taxes is as follows:

	Year ended December 31,
	2013	2014	2015

PRC tax rate	25%	25%	25%
Tax provision (credit) at PRC enterprise income tax rate	$197	$(8,181)	$(7,068)
Expenses not deductible for tax purpose	403	3,701	1,879
Share-based compensation not deductible for tax purpose	123	11	36
Income not taxable for tax purposes	(1,005)	(5,146)	(142)
Net change in valuation allowance	1,682	4,299	6,291
Effect of tax exemption and preferential income tax rate granted to PRC subsidiaries	(930)	3,857	(1,508)
Effect of the different income tax rates in other jurisdictions	204	301	196
Effect of withholding tax on undistributed earnings	400	(762)	(205)
Utilization of tax loss previously not recognized	(685)	-	-
(Over provision) under provision in prior year	(78)	(90)	32
Others	92	214	333
Income tax expense(credit)	$403	$(1,796)	$(156)